SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2019
SHARE INCENTIVE PLAN
Summary of stock option activity

	Number	Weighted	Weighted average	Weighted average	Aggregate
	of options	average	grant-date	remaining contractual	intrinsic
	outstanding	exercise price	fair value per option	term (years)	value
Options outstanding at January 1, 2019	4,057,011	7.00	3.62	5.93	7,000
Forfeited	(48,453)	5.99	9.95	—	—
Options outstanding at December 31, 2019	4,008,558	7.02	3.54	5.14	6,084
Options vested and expected to vest at December 31, 2019	4,008,558	7.02	3.54	5.14	6,084
Options exercisable at December 31, 2019	3,304,234	6.03	3.09	4.64	6,084

The weighted average grant date fair value of options granted during the years ended December 31, 2017, 2018 and 2019 were $5.75,  $17.39 and $nil, respectively. The total fair value of options vested during the year ended December 31, 2017, 2018 and 2019 were $513,  $14,782 and $3,320, respectively. The total intrinsic value of options exercised during the year ended December 31, 2017, 2018 and 2019 were $5,612,  $nil and $nil, respectively.

For share options that vest on grant date, the cost of award is expensed on the grant date. For the graded vesting share options, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. The Company recorded share-based compensation expenses relating to share options of $3,990, $4,869 and $2,069 for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2019, total unrecognized compensation expenses relating to share options were $1,068, which is expected to be recognized over a weighted average period of 1.48 years.

Schedule of fair value assumptions

	As of December 31,
Grant date	2017	2018
Risk-free interest rate	2.15%~2.31%	2.73%
Expected volatility	40%	38%
Expected dividend yield	—	—
Exercise multiples	2.8/2.2	2.2
Fair value of underlying ordinary share	11.67	17.40

Summary of the nonvested shares activities

	Number	Weighted
	of nonvested shares	average grant date	Aggregate
	outstanding	fair value	intrinsic value

Nonvested shares outstanding at January 1, 2019	218,000	20.16	1,273
Granted	257,534	6.63	—
Vested	(92,000)	20.27	—

Nonvested shares outstanding at December 31, 2019	383,534	11.05	2,090

The weighted average grant date fair value of nonvested shares granted during the years ended December 31, 2017, 2018 and 2019 were $nil, $20.16 and $6.63, respectively. The total fair value of nonvested shares vested during the year ended December 31, 2017, 2018 and 2019 were $nil, $nil and $669, respectively.

No nonvested shares were granted in 2017.